SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)		Sep. 30, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Total long-term debt		$ 135,372
Less: current portion		(42,668)
Long-term debt, net of current portion		92,704
Amur Capital [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	80,634
Mitsubishi [Member]
Debt Instrument [Line Items]
Total long-term debt	[2]	$ 54,738

[1]	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing May 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of September 30, 2022.
[2]	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of September 30, 2022.